LOAN PAYABLE RELATED PARTIES (Details Narrative) - HEP Investments, LLC - USD ($)	12 Months Ended	21 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Proceeds from Loans	$ 265,000	$ 9,000
Loans Balance		$ 9,000